DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

The following table presents key components of “Net income (loss)  from discontinued operations”:

	Six Months Ended June 30
	2025	2024

Other income (expense), net	58	14
Net income (loss) from discontinued operations	$58	$14

The following table presents liabilities that are classified as discontinued operations on the balance sheets:

	June 30,2025	December 31, 2024

Liabilities
Current Liabilities:
Accounts payable	$161	$142
Accrued expense and other current liabilities	99	92
Advances from customers	287	255

Current liabilities related to discontinued operations	$547	$489

The following table presents key components of “Net income (loss)  from discontinued operations”:

	Year ended December 31,
	2024	2023

General and administrative expense	(4)	(44)
Other income (expense), net	24	(2)
Net income (loss) from discontinued operations	$20	$(46)

The following table presents liabilities that are classified as discontinued operations on the consolidated balance sheets:

	December 31, 2024	December 31, 2023
Liabilities
Current Liabilities:
Accounts payable	$142	$158
Accrued expense and other current liabilities	92	85
Advances from customers	255	270

Current liabilities related to discontinued operations	$489	$513